BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Shares
Shares Value
Common Stocks — 98.8%
Aerospace & Defense — 0.8%
AVIC Electromechanical Systems Co. Ltd.,
Class A ........................ 17,100 $ 30,158
Avicopter plc, Class A ................. 11,795 102,231
China Aerospace Times Electronics Co. Ltd.,
Class A ........................ 22,200 22,870
China Avionics Systems Co. Ltd., Class A ... 66,500 188,482
Guizhou Space Appliance Co. Ltd., Class A .. 2,500 21,146
364,887
Air Freight & Logistics — 0.9%
SF Holding Co. Ltd., Class A ............ 12,400 189,759
Sinotrans Ltd., Class A ................ 313,305 186,074
375,833
Airlines — 0.4%
China Express Airlines Co. Ltd., Class A .... 80,100 174,574
Auto Components — 1.2%
Anhui Zhongding Sealing Parts Co. Ltd., Class
A ............................ 50,800 77,992
Bethel Automotive Safety Systems Co. Ltd.,
Class A ........................ 25,400 132,968
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., Class A ............ 1,400 46,355
Ningbo Xusheng Auto Technology Co. Ltd.,
Class A
(a)
....................... 34,400 169,456
Weifu High-Technology Group Co. Ltd., Class A 21,900 77,540
504,311
Automobiles — 2.6%
BYD Co. Ltd., Class A ................. 24,200 918,528
Great Wall Motor Co. Ltd., Class A ........ 31,300 203,010
1,121,538
Banks — 9.8%
Bank of Communications Co. Ltd., Class A ... 442,600 305,817
Bank of Suzhou Co. Ltd., Class A ......... 9,900 11,806
China Construction Bank Corp., Class A .... 550,200 576,013
China Everbright Bank Co. Ltd., Class A .... 360,700 226,187
China Merchants Bank Co. Ltd., Class A .... 220,981 1,745,749
Chongqing Rural Commercial Bank Co. Ltd.,
Class A ........................ 12,400 7,971
Huaxia Bank Co. Ltd., Class A ........... 123,800 116,944
Industrial Bank Co. Ltd., Class A .......... 306,000 1,094,015
Postal Savings Bank of China Co. Ltd., Class A 232,239 197,074
4,281,576
Beverages — 9.0%
Anhui Yingjia Distillery Co. Ltd., Class A ..... 7,100 39,685
Kweichow Moutai Co. Ltd., Class A ........ 5,379 1,761,756
Shanghai Bairun Investment Holding Group Co.
Ltd., Class A ..................... 21,600 398,338
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ........................ 14,796 857,044
Tsingtao Brewery Co. Ltd., Class A ........ 12,964 178,197
Wuliangye Yibin Co. Ltd., Class A ......... 14,600 657,238
3,892,258
Biotechnology — 0.7%
Hualan Biological Engineering, Inc., Class A .. 9,019 64,187
Jinyu Bio-Technology Co. Ltd., Class A ..... 71,353 251,363
315,550
Building Products — 0.1%
ZBOM Home Collection Co. Ltd., Class A .... 4,500 27,357
Security
Shares
Shares Value
Capital Markets — 7.2%
Central China Securities Co. Ltd., Class A
(a)
.. 37,400 $ 29,775
China Merchants Securities Co. Ltd., Class A . 43,000 171,798
East Money Information Co. Ltd., Class A .... 97,620 530,829
First Capital Securities Co. Ltd., Class A .... 98,797 123,136
Guotai Junan Securities Co. Ltd., Class A ... 189,723 480,588
Hithink RoyalFlush Information Network Co.
Ltd., Class A ..................... 9,700 177,711
Huatai Securities Co. Ltd., Class A ........ 342,700 921,635
Industrial Securities Co. Ltd., Class A ...... 313,200 399,361
Orient Securities Co. Ltd., Class A ........ 187,900 294,979
3,129,812
Chemicals — 3.1%
Beijing Easpring Material Technology Co. Ltd.,
Class A
(a)
....................... 16,500 147,436
Beijing Sanju Environmental Protection and
New Material Co. Ltd., Class A ......... 8,900 8,396
Rianlon Corp., Class A ................ 7,200 38,091
Tianqi Lithium Corp., Class A
(a)
........... 14,100 130,522
Transfar Zhilian Co. Ltd., Class A ......... 377,100 351,171
Valiant Co. Ltd., Class A ............... 15,700 52,566
Wanhua Chemical Group Co. Ltd., Class A ... 24,902 430,168
Weihai Guangwei Composites Co. Ltd., Class A 10,600 145,573
Xinyangfeng Agricultural Technology Co. Ltd.,
Class A ........................ 19,100 55,909
1,359,832
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery, Inc., Class A ..... 7,500 109,281
Communications Equipment — 1.1%
Addsino Co. Ltd., Class A .............. 15,800 60,655
Hytera Communications Corp. Ltd., Class A
(a)
. 62,700 57,091
Tianjin 712 Communication & Broadcasting Co.
Ltd., Class A ..................... 11,100 71,112
Zhongji Innolight Co. Ltd., Class A ........ 36,000 288,159
477,017
Construction & Engineering — 0.5%
China Railway Group Ltd., Class A ........ 251,600 206,027
Shenzhen Techand Ecology & Environment Co.
Ltd., Class A
(a)
.................... 52,600 23,570
229,597
Construction Materials — 2.6%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A .................. 128,200 960,674
Gansu Qilianshan Cement Group Co. Ltd.,
Class A ........................ 91,200 176,884
1,137,558
Containers & Packaging — 0.1%
Shenzhen YUTO Packaging Technology Co.
Ltd., Class A ..................... 10,600 53,890
Diversified Financial Services — 0.4%
Oceanwide Holdings Co. Ltd., Class A ...... 366,100 165,973
Electrical Equipment — 4.5%
Contemporary Amperex Technology Co. Ltd.,
Class A ........................ 8,205 445,020
Hongfa Technology Co. Ltd., Class A ....... 30,300 259,051
Ming Yang Smart Energy Group Ltd., Class A . 56,900 177,537
NARI Technology Co. Ltd., Class A ........ 90,300 410,779
Shanghai Electric Group Co. Ltd., Class A
(a)
.. 95,700 79,495
Shenzhen Megmeet Electrical Co. Ltd., Class A 7,500 40,720
Sieyuan Electric Co. Ltd., Class A ......... 18,000 58,081
Sungrow Power Supply Co. Ltd., Class A .... 13,300 215,229

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Electrical Equipment (continued)
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A ..................... 101,500 $ 227,283
Zhejiang Wanma Co. Ltd., Class A ........ 55,900 55,813
1,969,008
Electronic Equipment, Instruments & Components — 8.5%
Accelink Technologies Co. Ltd., Class A ..... 126,500 505,660
AVIC Jonhon Optronic Technology Co. Ltd.,
Class A ........................ 21,600 232,069
BOE Technology Group Co. Ltd., Class A .... 975,600 930,717
Chaozhou Three-Circle Group Co. Ltd., Class A 41,800 252,178
GoerTek , Inc., Class A ................ 61,630 314,971
Kunshan Kersen Science & Technology Co.
Ltd., Class A
(a)
.................... 25,500 39,598
Lens Technology Co. Ltd., Class A ........ 13,300 68,458
Luxshare Precision Industry Co. Ltd., Class A . 41,245 337,066
Quectel Wireless Solutions Co. Ltd., Class A . 1,900 62,680
Shenzhen Sunlord Electronics Co. Ltd., Class A 17,900 84,711
Universal Scientific Industrial Shanghai Co.
Ltd., Class A ..................... 5,500 14,061
Wuhan Jingce Electronic Group Co. Ltd., Class
A ............................ 1,500 13,133
Wuhan Raycus Fiber Laser Technologies Co.
Ltd., Class A ..................... 5,800 82,443
Wuxi Lead Intelligent Equipment Co. Ltd., Class
A ............................ 39,100 539,983
Zhejiang Dahua Technology Co. Ltd., Class A . 8,000 30,138
Zhuzhou Hongda Electronics Corp. Ltd., Class
A ............................ 16,500 177,241
3,685,107
Energy Equipment & Services — 0.2%
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A ........................ 11,876 78,826
Entertainment — 0.7%
Beijing Enlight Media Co. Ltd., Class A ..... 5,000 10,128
Perfect World Co. Ltd., Class A .......... 45,529 192,056
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A ..... 21,535 107,681
309,865
Food Products — 5.4%
Angel Yeast Co. Ltd., Class A ............ 32,581 265,203
Beijing Dabeinong Technology Group Co. Ltd.,
Class A ........................ 7,100 10,186
Chacha Food Co. Ltd., Class A ........... 21,186 204,233
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A ........................ 17,480 532,877
Fujian Aonong Biological Technology Group,
Inc. Ltd., Class A .................. 43,600 90,551
Fujian Sunner Development Co. Ltd., Class A . 13,300 58,942
Henan Shuanghui Investment & Development
Co. Ltd., Class A .................. 9,698 70,538
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ........................ 79,700 545,056
Jiangxi Zhengbang Technology Co. Ltd., Class
A ............................ 39,700 106,442
Jonjee Hi-Tech Industrial And Commercial
Holding Co. Ltd., Class A ............ 5,900 61,330
Liaoning Wellhope Agri -Tech JSC Ltd., Class A 81,500 147,697
Muyuan Foods Co. Ltd., Class A .......... 8,030 110,455
Sanquan Food Co. Ltd., Class A .......... 14,000 62,310
Toly Bread Co. Ltd., Class A ............ 6,100 52,686
Tongwei Co. Ltd., Class A .............. 5,200 36,869
2,355,375
Security
Shares
Shares Value
Health Care Equipment & Supplies — 3.2%
Guangzhou Wondfo Biotech Co. Ltd., Class A . 1,100 $ 14,818
Jafron Biomedical Co. Ltd., Class A ........ 2,290 27,904
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A .................. 47,665 205,270
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 16,700 1,157,731
1,405,723
Health Care Providers & Services — 2.7%
China National Accord Medicines Corp. Ltd.,
Class A ........................ 29,120 172,955
Dian Diagnostics Group Co. Ltd., Class A .... 22,041 142,461
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A ..................... 11,100 268,608
Jointown Pharmaceutical Group Co. Ltd., Class
A
(a)
........................... 43,200 126,463
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ........................ 84,200 235,393
Topchoice Medical Corp., Class A
(a)
........ 5,200 244,700
1,190,580
Hotels, Restaurants & Leisure — 0.1%
Guangzhou Restaurant Group Co. Ltd., Class A 7,400 45,585
Household Durables — 3.7%
Ecovacs Robotics Co. Ltd., Class A
(a)
...... 2,600 44,412
Gree Electric Appliances, Inc. of Zhuhai, Class
A ............................ 5,215 45,349
Guangdong Xinbao Electrical Appliances
Holdings Co. Ltd., Class A ............ 14,400 109,911
Haier Smart Home Co. Ltd., Class A ....... 37,300 183,517
Hangzhou Robam Appliances Co. Ltd., Class A 61,900 368,550
NavInfo Co. Ltd., Class A .............. 7,800 18,079
Oppein Home Group, Inc., Class A ........ 14,417 333,713
Suofeiya Home Collection Co. Ltd., Class A .. 60,570 297,475
TCL Technology Group Corp., Class A ...... 153,500 203,358
1,604,364
Independent Power and Renewable Electricity Producers — 0.1%
Huaneng Power International, Inc., Class A .. 42,200 27,248
Insurance — 2.3%
China Pacific Insurance Group Co. Ltd., Class A 3,000 16,079
New China Life Insurance Co. Ltd., Class A .. 28,372 211,909
Ping An Insurance Group Co. of China Ltd.,
Class A ........................ 62,500 764,454
992,442
Life Sciences Tools & Services — 2.5%
Hangzhou Tigermed Consulting Co. Ltd., Class
A ............................ 1,600 41,447
Joinn Laboratories China Co. Ltd., Class A ... 16,100 362,518
Maccura Biotechnology Co. Ltd., Class A .... 39,000 273,596
WuXi AppTec Co. Ltd., Class A ........... 16,082 413,576
1,091,137
Machinery — 5.0%
Fujian Longma Environmental Sanitation
Equipment Co. Ltd., Class A .......... 21,200 50,591
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 21,475 142,094
Jiangsu Hengli Hydraulic Co. Ltd., Class A ... 4,000 72,479
Sany Heavy Industry Co. Ltd., Class A ...... 33,100 206,792
Shenzhen Inovance Technology Co. Ltd., Class
A ............................ 46,186 679,922
Weichai Power Co. Ltd., Class A .......... 93,898 306,954
WPG Shanghai Smart Water PCL, Class A ... 5,500 12,416

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Machinery (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A ........................ 15,000 $ 53,201
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .......... 335,281 644,551
2,169,000
Media — 0.9%
Bluefocus Intelligent Communications Group
Co. Ltd., Class A
(a)
................. 44,400 44,050
China South Publishing & Media Group Co.
Ltd., Class A ..................... 27,000 39,297
Focus Media Information Technology Co. Ltd.,
Class A ........................ 163,500 274,610
Oriental Pearl Group Co. Ltd., Class A ...... 11,000 14,845
372,802
Metals & Mining — 3.8%
Baoshan Iron & Steel Co. Ltd., Class A ..... 905,700 919,687
China Molybdenum Co. Ltd., Class A ....... 75,400 70,541
Hunan Valin Steel Co. Ltd., Class A ........ 92,900 72,505
Jiangsu Dingsheng New Energy Materials Co.
Ltd., Class A ..................... 28,000 51,534
Maanshan Iron & Steel Co. Ltd., Class A .... 131,700 52,014
Shengda Resources Co. Ltd., Class A ...... 6,154 12,703
Xiamen Tungsten Co. Ltd., Class A ........ 9,000 24,601
Xinxing Ductile Iron Pipes Co. Ltd., Class A .. 44,500 24,928
Xinyu Iron & Steel Co. Ltd., Class A ....... 185,600 116,574
Yintai Gold Co. Ltd., Class A ............ 36,000 44,177
Zhejiang Huayou Cobalt Co. Ltd., Class A
(a)
.. 16,000 244,502
1,633,766
Oil, Gas & Consumable Fuels — 0.9%
China Petroleum & Chemical Corp., Class A .. 131,500 80,424
PetroChina Co. Ltd., Class A ............ 461,700 292,405
372,829
Paper & Forest Products — 0.0%
Shandong Chenming Paper Holdings Ltd.,
Class A ........................ 5,600 6,265
Personal Products — 0.2%
By-health Co. Ltd., Class A ............. 20,900 71,829
Proya Cosmetics Co. Ltd., Class A ........ 700 20,136
91,965
Pharmaceuticals — 2.9%
Changchun High & New Technology Industry
Group, Inc., Class A ................ 2,600 182,988
Chengdu Kanghong Pharmaceutical Group Co.
Ltd., Class A ..................... 5,800 36,513
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ....... 26,300 101,072
Jiangsu Hengrui Medicine Co. Ltd., Class A .. 38,928 624,310
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A ........................ 38,400 145,696
Sichuan Kelun Pharmaceutical Co. Ltd., Class
A ............................ 55,200 162,722
1,253,301
Professional Services — 0.2%
Centre Testing International Group Co. Ltd.,
Class A ........................ 18,397 83,929
Security
Shares
Shares Value
Real Estate Management & Development — 3.0%
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A ............ 49,800 $ 91,022
China Vanke Co. Ltd., Class A ........... 134,299 577,020
Greattown Holdings Ltd., Class A ......... 98,300 56,213
Jinke Properties Group Co. Ltd., Class A .... 301,400 324,028
Poly Developments and Holdings Group Co.
Ltd., Class A ..................... 90,700 193,623
Shenzhen World Union Group, Inc., Class A .. 23,100 14,530
Shenzhen Zhenye Group Co. Ltd., Class A ... 50,900 38,275
1,294,711
Semiconductors & Semiconductor Equipment — 2.6%
Changsha Jingjia Microelectronics Co. Ltd.,
Class A ........................ 14,200 160,740
Gigadevice Semiconductor Beijing, Inc., Class
A ............................ 1,960 55,024
LONGi Green Energy Technology Co. Ltd.,
Class A ........................ 33,800 560,587
SG Micro Corp., Class A ............... 1,200 56,215
Shenzhen Goodix Technology Co. Ltd., Class A 2,300 49,524
Will Semiconductor Co. Ltd., Class A ....... 2,100 93,746
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A ..................... 27,900 172,706
1,148,542
Software — 2.6%
Glodon Co. Ltd., Class A ............... 31,400 402,822
Hundsun Technologies, Inc., Class A ....... 21,306 319,758
Iflytek Co. Ltd., Class A ................ 16,100 116,200
Sangfor Technologies, Inc., Class A ....... 1,000 46,018
Shanghai Baosight Software Co. Ltd., Class A 2,000 20,601
Shenzhen Kingdom Sci -Tech Co. Ltd., Class A 4,000 9,239
Venustech Group, Inc., Class A .......... 45,500 232,901
1,147,539
Specialty Retail — 2.1%
China Tourism Group Duty Free Corp. Ltd.,
Class A ........................ 9,415 427,448
Shanghai Yuyuan Tourist Mart Group Co. Ltd. . 62,100 100,554
Suning.com Co. Ltd., Class A ............ 360,100 368,476
896,478
Total Common Stocks — 98.8%
(Cost: $31,478,336) ............................... 42,947,231
Total Long-Term Investments — 98.8%
(Cost: $31,478,336) ............................... 42,947,231
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(b)*
................... 485,705 485,705
Total Short-Term Securities — 1.1%
(Cost: $485,705) ................................. 485,705
Total Investments — 99.9%
(Cost: $31,964,041 ) ............................... 43,432,936
Other Assets Less Liabilities — 0.1% .................... 41,724
Net Assets — 100.0% ............................... $ 43,474,660
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,928 $ 347,777 $ — $ — $ — $ 485,705 485,705 $ 53 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 24 02/25/21 $ 435 $ (10,557)
Glossary of Terms Used in this Report
Portfolio Abbreviations
PCL Public Company Limited
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ — $ 364,887 $ — $ 364,887
Air Freight & Logistics .................................... — 375,833 — 375,833
Airlines .............................................. — 174,574 — 174,574
Auto Components ...................................... — 504,311 — 504,311
Automobiles .......................................... — 1,121,538 — 1,121,538
Banks ............................................... — 4,281,576 — 4,281,576
Beverages ........................................... — 3,892,258 — 3,892,258
Biotechnology ......................................... — 315,550 — 315,550
Building Products ....................................... — 27,357 — 27,357

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Capital Markets ........................................ $ — $ 3,129,812 $ — $ 3,129,812
Chemicals ............................................ — 1,359,832 — 1,359,832
Commercial Services & Supplies ............................. — 109,281 — 109,281
Communications Equipment ................................ — 477,017 — 477,017
Construction & Engineering ................................ — 229,597 — 229,597
Construction Materials .................................... — 1,137,558 — 1,137,558
Containers & Packaging .................................. — 53,890 — 53,890
Diversified Financial Services ............................... — 165,973 — 165,973
Electrical Equipment ..................................... — 1,969,008 — 1,969,008
Electronic Equipment, Instruments & Components ................. — 3,685,107 — 3,685,107
Energy Equipment & Services .............................. — 78,826 — 78,826
Entertainment ......................................... — 309,865 — 309,865
Food Products ......................................... — 2,355,375 — 2,355,375
Health Care Equipment & Supplies ........................... — 1,405,723 — 1,405,723
Health Care Providers & Services ............................ — 1,190,580 — 1,190,580
Hotels, Restaurants & Leisure .............................. — 45,585 — 45,585
Household Durables ..................................... — 1,604,364 — 1,604,364
Independent Power and Renewable Electricity Producers ............ — 27,248 — 27,248
Insurance ............................................ — 992,442 — 992,442
Life Sciences Tools & Services .............................. — 1,091,137 — 1,091,137
Machinery ............................................ — 2,169,000 — 2,169,000
Media ............................................... — 372,802 — 372,802
Metals & Mining ........................................ — 1,633,766 — 1,633,766
Oil, Gas & Consumable Fuels ............................... — 372,829 — 372,829
Paper & Forest Products .................................. — 6,265 — 6,265
Personal Products ...................................... — 91,965 — 91,965
Pharmaceuticals ....................................... 145,696 1,107,605 — 1,253,301
Professional Services .................................... — 83,929 — 83,929
Real Estate Management & Development ....................... — 1,294,711 — 1,294,711
Semiconductors & Semiconductor Equipment .................... — 1,148,542 — 1,148,542
Software ............................................. — 1,147,539 — 1,147,539
Specialty Retail ........................................ — 896,478 — 896,478
Short-Term Securities ....................................... 485,705 — — 485,705
$ 631,401 $ 42,801,535 $ — $ 43,432,936
Derivative Financial Instruments
(a)
Liabilities:
Equity contracts ........................................... $ (10,557) $ — $ — $ (10,557)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.